Financial results (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of results by segment

	Note	2021	2020	2019
Financial income
Interest income		439,891	310,202	390,841
Inflation indexation income on tax assets	10(b)	1,041,917	170,857	317,701
Other		345,630	119,125	142,012
		1,827,438	600,184	850,554

Financial expenses
Interest expenses		(2,922,958)	(2,928,803)	(2,191,765)
Inflation indexation expenses on tax liabilities		(93,722)	(138,410)	(232,612)
Discounts granted		(75,677)	(81,920)	(80,404)
Loans transaction costs - amortization		(691,243)	(172,269)	(465,000)
Adjustment to present value - appropriation		(179,461)	(225,889)	(348,930)
Interest expense on leases		(173,536)	(164,166)	(137,903)
Losses on derivatives		(1,003,502)	(809,150)	(115,050)
Other		(767,056)	(392,758)	(311,121)
		(5,907,155)	(4,913,365)	(3,882,785)

Exchange rate variations, net
On financial assets		230,370	336,527	(31,137)
On financial liabilities		(4,233,177)	(5,635,238)	(1,693,383)
		(4,002,807)	(5,298,711)	(1,724,520)

Total		(8,082,524)	(9,611,892)	(4,756,751)

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

The effects from exchange variation on the Company’s transactions are mainly due to the variations in the following currencies:

	End of period rate at December 31			Average rate
								Variation
	2021	2020	Variation	2021	2020	2019	2021-2020	2020-2019
U.S. dollar - Brazilizan real	5.5805	5.1967	7.39%	5.3956	5.1578	3.9461	4.61%	30.70%
Euro - Brazilizan real	6.3210	6.3779	-0.89%	6.3784	5.8989	4.4159	8.13%	33.58%
Mexican peso - Brazilizan real	0.2730	0.2610	4.60%	0.2660	0.2402	0.2049	10.75%	17.22%
U.S. dollar - Mexican peso	20.4519	19.9240	2.65%	20.2900	21.5098	19.2568	-5.67%	11.70%
U.S. dollar - Euro	0.8853	0.8166	8.41%	0.8458	0.8775	0.8930	-3.61%	-1.74%